Condensed Statements of Changes in Shareholders' Deficit - USD ($)		Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Sep. 26, 2024
Balance, shares at Sep. 26, 2024
Net loss					(10,420)	(10,420)
Balance at Sep. 30, 2024					(10,420)	(10,420)
Balance, shares at Sep. 30, 2024
Balance at Sep. 26, 2024
Balance, shares at Sep. 26, 2024
Net loss					(47,952)	(47,952)
Class B ordinary shares issued to Sponsor	[1],[2]		$ 671	24,329		25,000
Class B ordinary shares issued to Sponsor, shares	[1],[2]		6,708,333
Balance at Dec. 31, 2024			$ 671	24,329	(47,952)	(22,952)
Balance, shares at Dec. 31, 2024			6,708,333
Sale of 690,000 Private Placement Units		$ 69		6,899,931		6,900,000
Sale of 690,000 Private Placement Units, shares		690,000
Fair value of public Share Rights at issuance				1,577,000		1,577,000
Allocated value of transaction costs to Class A ordinary shares				(148,727)		(148,727)
Forfeiture of founder shares			$ (38)	38
Forfeiture of founder shares, shares			(375,000)
Accretion for Class A ordinary shares to redemption amount				(8,352,571)	(7,152,248)	(15,504,819)
Net loss					1,018,007	1,018,007
Balance at Mar. 31, 2025		$ 69	$ 633		(6,182,193)	(6,181,491)
Balance, shares at Mar. 31, 2025		690,000	6,333,333
Balance at Dec. 31, 2024			$ 671	24,329	(47,952)	(22,952)
Balance, shares at Dec. 31, 2024			6,708,333
Net loss						3,730,312
Balance at Sep. 30, 2025		$ 69	$ 633		(7,256,740)	(7,256,038)
Balance, shares at Sep. 30, 2025		690,000	6,333,333
Balance at Mar. 31, 2025		$ 69	$ 633		(6,182,193)	(6,181,491)
Balance, shares at Mar. 31, 2025		690,000	6,333,333
Accretion for Class A ordinary shares to redemption amount					(1,888,444)	(1,888,444)
Net loss					1,520,514	1,520,514
Balance at Jun. 30, 2025		$ 69	$ 633		(6,550,123)	(6,549,421)
Balance, shares at Jun. 30, 2025		690,000	6,333,333
Accretion for Class A ordinary shares to redemption amount					(1,898,408)	(1,898,408)
Net loss					1,191,791	1,191,791
Balance at Sep. 30, 2025		$ 69	$ 633		$ (7,256,740)	$ (7,256,038)
Balance, shares at Sep. 30, 2025		690,000	6,333,333

[1]	Includes up to 875,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the Underwriters (Note 5).
[2]	On January 10, 2025, the Company issued an additional 958,333 founder shares for no additional consideration, resulting in the Sponsor holding a total of 6,708,333 founder shares (see Note 9). All share and per share data has been retrospectively presented.